INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
17.	INCOME TAXES
Loss before income tax
consisted of:

	Year Ended December 31,
	2022	2021	2020
Macau operations	$(720,470)	$(456,089)	$(772,988)
Hong Kong operations	(400,725)	(434,618)	(342,715)
Philippine operations	28,204	(51,436)	(102,990)
Cyprus operations	3,152	(13,454)	(11,190)
Other jurisdictions operations	(2,092)	2,018	(227,644)

Loss before income tax	$(1,091,931)	$(953,579)	$(1,457,527)

The income tax expense (benefit) consisted of:

	Year Ended December 31,
	2022	2021	2020
Income tax expense - current:
Macau Complementary Tax	$9	$172	$6,402
Lump sum in lieu of Macau Complementary Tax on dividends	2,342	2,359	2,367
Hong Kong Profits Tax	528	48	38
Philippine Corporate Income Tax	5	1	59
Philippine withholding tax on dividends	—	2,937	—
Cyprus Corporate Income Tax	—	188	—
Income tax in other jurisdictions	219	323	2,182

Sub-total	3,103	6,028	11,048

Over provision of income taxes in prior years:
Macau Complementary Tax	(560)	(874)	(544)
Hong Kong Profits Tax	(4)	18	(2)
Philippine Corporate Income Tax	300	(62)	(5)
Cyprus Corporate Income Tax	—	—	58
Income tax in other jurisdictions	98	14	482

Sub-total	(166)	(904)	(11)

Income tax expense (benefit) - deferred:
Macau Complementary Tax	(768)	(4,535)	(9,762)
Hong Kong Profits Tax	3,276	2,493	(26)
Philippine Corporate Income Tax	(258)	209	(3,774)
Cyprus Corporate Income Tax	(578)	—	(64)
Income tax in other jurisdictions	627	(406)	(324)

Sub-total	2,299	(2,239)	(13,950)

Total income tax expense (benefit)	$5,236	$2,885	$(2,913)

A reconciliation of the income tax expense (
benefit
) from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(1,091,931)	$(953,579)	$(1,457,527)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(131,032)	(114,429)	(174,903)
Lump sum in lieu of Macau Complementary Tax on dividends	2,342	2,359	2,367
Effect of different tax rates of subsidiaries operating in other jurisdictions	(12,271)	(31,653)	(36,938)
Over provision in prior years	(166)	(904)	(11)
Effect of income for which no income tax expense is payable	(11,727)	(6,308)	(8,171)
Effect of expenses for which no income tax benefit is receivable	70,687	101,111	107,037
Effect of profits generated by gaming operations exempted	(25,700)	(10,851)	—
Effect of tax losses that cannot be carried forward	15,553	6,742	32,605
Changes in valuation allowances	48,122	(13,360)	32,166
Change in income tax rate	—	16,521	—
Expired tax losses	49,428	53,657	42,935

Income tax expense ( benefit )	$5,236	$2,885	$(2,913)

Melco and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, while Melco is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Macau, Hong Kong, the Philippines, Cyprus and other jurisdictions are subject to Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2022, 2021 and 2020.
Macau Complementary Tax, Hong Kong Profits Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 12.5% and the respective tax rates in other jurisdictions, on the estimated taxable income earned in or derived from the respective jurisdictions, during the years ended December 31, 2022, 2021 and 2020, if applicable.
On March 26, 2021, the Corporate Recovery and Tax Incentives for Enterprises (“CREATE”) was signed by President Duterte of the Philippines as Republic Act (RA) No. 11534 and took effect on April 11, 2021. CREATE reduced the minimum corporate income tax in the Philippines from 2% to 1% starting July 1, 2020 until June 30, 2023 and the corporate income tax rate in the Philippines from 30% to 25% starting July 1, 2020.
Pursuant to the approval notice issued by the Macau government in September 2016, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations for an additional five years from 2017 to 2021. Studio City Entertainment was also exempted from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau for an additional five years from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and had been subject to gaming tax pursuant to a notice issued by the Macau government in January 2017. The exemption coincided with Melco Resorts Macau’s exemption from Macau Complementary Tax. Pursuant to Dispatch of the Macau Chief Executive dated February 17, 2022 and September 1, 2022, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations for the period from January 1, 2022 to June 26, 2022 and from June 27, 2022 to December 31, 2022, respectively. Melco Resorts Macau applied for the Macau Complementary Tax exemption on profits generated from gaming operations for the period from January 1, 2023 to December 31, 2027 and Studio City Entertainment applied for an extension of the Macau Complementary Tax exemption for 2022 and for the period from January 1, 2023 through December 31, 2027. Both applications are currently pending approval by the Macau government. The non-gaming
profits and dividend distributions of Studio City Entertainment to its shareholders continue to be subject to Macau Complementary Tax. Melco Resorts Macau’s non-gaming
profits also remain subject to Macau Complementary Tax and Melco Resorts Macau casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming concession agreement.
The gaming operations of Melco Resorts Leisure, the operator of City of Dreams Manila, are exempt from Philippine Corporate Income Tax, among other taxes, pursuant to the Philippine Amusement and Gaming Corporation (“PAGCOR”) charter and are subject to license fees which are inclusive of the 5% franchise tax based on gross gaming revenue in the Philippines, in lieu of all other taxes.
During the years ended December 31, 2022, and 2021, Melco Resorts Macau and Studio City Entertainment in Macau did not have any profits generated by gaming operations exempted from Macau Complementary Tax, while had Melco Resorts Leisure not received the income tax exemption on profits generated by gaming operations in the Philippines, the Company’s consolidated net loss attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2022 and 2021 would have been increased b
y
$25,252 and $10,688, and diluted loss per share would have been increased by $0.018 and $0.007 per share, respectively. During the year ended December 31, 2020, Melco Resorts Macau, Melco Resorts Leisure and Studio City Entertainment did not have any profits generated by gaming operations exempted from Macau Complementary Tax and Philippine Corporate Income Tax.
In August 2017, Melco Resorts Macau received an extension of the agreement with the Macau government for an additional five years applicable to tax years 2017 through 2021, in which the extension agreement provided for an annual payment of MOP
18,900
 (equivalent to $
2,342
) as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Resorts Macau on dividend distributions from gaming profits. Such annual payment is required regardless of whether dividends are actually distributed or whether Melco Resorts Macau has distributable profits in the relevant year. An amount of MOP
4,000
 (equivalent to $
497) as payment for such arrangement for the period from January 1, 2022 to June 26, 2022 was paid by the shareholders of Melco Resorts Macau as of December 31, 2022.
In March 2023, Melco Resorts Macau received an extension of the agreement with the Macau government for an amount of M
OP
4,167
(equivalent to $
518
)
as payment for such arrangement for the period from June 27, 2022 to December 31, 2022. Melco Resorts Macau applied for an extension of such arrangement for the period from January 1, 2023 through December 31, 2027 at an amount to be set by the Macau government.
The effective tax rates for the years ended December 31, 2022, 2021 and 2020 were (0.48)%, (0.30)% and 0.20%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12
%, where the Company’s majority operations are located, primarily due to the effects of expired tax losses, changes in valuation allowances, expenses for which no income tax benefit is receivable, income for which no income tax expense is payable, tax losses that cannot be carried forward and different tax rates of subsidiaries operating in other jurisdictions for the relevant years together with the effects of profits generated by gaming operations being exempted from Philippine Corporate Income Tax for the year ended December 31, 2022 and the effects of profits generated by gaming operations being exempted from Philippine Corporate Income Tax and change in income tax rate for the year ended December 31, 2021.
The net deferred tax liabilities as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Deferred tax assets
Net operating losses carried forward	$206,079	$190,779
Depreciation and amortization	76,272	70,110
Lease liabilities	30,492	48,887
Others	13,052	4,159

Sub-total	325,895	313,935

Valuation allowances	(299,620)	(267,316)

Total deferred tax assets	26,275	46,619

Deferred tax liabilities
Right-of-use assets	(10,413)	(25,817)
Land use rights	(44,434)	(45,963)
Intangible assets	(505)	(505)
Unrealized capital allowances	(4,279)	(5,141)
Others	(5,683)	(6,194)

Total deferred tax liabilities	(65,314)	(83,620)

Deferred tax liabilities, net	$(39,039)	$(37,001)

As of December 31, 2022 and 2021, valuation allowances of $299,620 and $267,316 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2022, adjusted operating tax losses carried forward of $6,978 have no expiry date and the remaining tax losses amounting to $1,485,226 will expire by 2023 through 2032. Adjusted operating tax losses carried forward of $326,749 expired during the year ended December 31, 2022.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Aggregate undistributed earnings of certain of Melco’s foreign subsidiaries available for distribution to Melco of approximately $745,425 and $846,735 as at December 31, 2022 and 2021, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Melco. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Melco would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $89,449 and $101,608 as at December 31, 2022 and 2021, respectively.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2022	2021	2020
At beginning of year	$16,342	$15,132	$7,504
Additions based on tax positions related to current year	6,810	2,028	8,057
Reductions due to expiry of the statute of limitations	(212)	(818)	(429)

At end of year	$22,940	$16,342	$15,132

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $22,940 and $16,342 as of December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Melco and its subsidiaries’ major tax jurisdictions are Hong Kong, Macau, the Philippines and Cyprus. Income tax returns of Melco and its subsidiaries remain open and subject to examination by the local tax authorities of Macau, Hong Kong, the Philippines and Cyprus until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong, the Philippines and Cyprus are five years, six years, three years and six years, respectively.